Shareholder Report, Holdings (Details) - C000126627	Jun. 30, 2024
922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	10.70%
921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
922020805 | Vanguard Short-Term Inflation-Protected Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
78464A474 | SPDR Portfolio Short Term Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	7.20%
464287242 | iShares iBoxx $ Investment Grade Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	6.30%
78464A847 | SPDR Portfolio S&P 400 Mid Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
78464A508 | SPDR Portfolio S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	5.40%
92206C102 | Vanguard Short-Term Treasury ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
46434V647 | iShares Global REIT ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
78468R853 | SPDR Portfolio S&P 600 Small Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Equity
Holdings [Line Items]
Percent of Net Asset Value	49.60%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	88.50%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	11.50%